GOING CONCERN AND LIQUIDITY	9 Months Ended
Sep. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GOING CONCERN AND LIQUIDITY

NOTE 3 – GOING CONCERN AND LIQUIDITY

As of September 30, 2021 the Company had cash on hand of $13,347 a working capital deficiency of $109,555 and an accumulated deficit of $12,748,823

Management has concluded that these financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business.

It is the Company’s current intention to raise debt and/or equity financing to fund ongoing operating expenses. The Company believes it will be successful in raising sufficient capital to operate for the next 12 months, however, there is no assurance that financing, whether debt or equity, will be available to the Company, satisfactorily completed or on terms favorable to the Company. Any issuance of equity securities, if accomplished, could cause substantial dilution to existing stockholders and any debt financing may contain covenants limiting certain corporate actions. Any failure by the Company to successfully raise additional financing would have a material adverse effect on its business, including the possible inability to continue operations.